Share Capital and Share Premium	6 Months Ended
Jun. 30, 2021
Disclosure of classes of share capital [abstract]
Share Capital and Share Premium

6.       Share Capital and Share Premium

The authorised share capital of Globus consisted of the following:

	June 30,	December 31,
	2021	2020
Authorised share capital:
500,000,000 Common Shares of par value $0.004 each	2,000	2,000
100,000,000 Class B common shares of par value $0.001 each	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100
Total authorised share capital	2,200	2,200

Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share. Each holder of Class B shares may convert, at its option, any or all of the Class B shares held by such holder into an equal number of common shares.

Common Shares issued and fully paid	Number of shares	Issued Share Capital
As of January 1, 2021	3,040,123	12
Issued during the period for share based compensation (Note 9)	4,012	—
Issuance of new common stocks	14,905,000	60
Issuance of common stock due to exercise of pre-funded warrants	2,075,000	8
As of June 30, 2021	20,024,135	80

Common Shares issued and fully paid	Number of shares	Issued Share Capital
As of January 1, 2020	52,235	—
Issued during the period for share based compensation (Note 9)	217	—
Issuance of common stocks due conversion of loan (Note 8)	11,678	—
Issuance of new common stocks	852,750	4
Issuance of common stock due to exercise of pre-funded warrants	5,550	—
As of June 30, 2020	922,430	4

On March 2, 2021, the Company entered into a stock purchase agreement and issued 10,000 Series B Preferred Shares, par value $0.001 per share, to Goldenmare Limited, a company controlled by the Company’s Chief Executive Officer, Athanasios Feidakis, in return for $130, which amount was settled by reducing, on a dollar-for-dollar basis, the amount payable as executive compensation by the Company to Goldenmare Limited pursuant to a consultancy agreement.

The issuance of the Series B preferred shares to Goldenmare Limited were approved by an independent committee of the Company’s Board of Directors.

As of June 30, 2021, the Company had no Class B common shares and 10,300 Series B Preferred Shares outstanding.

6.       Share Capital and Share Premium (continued)

Share premium includes the contribution of Globus’ shareholders for the acquisition of the Company’s vessels. Additionally, share premium includes the effects of the acquisition of non-controlling interest, the effects of the Globus initial and follow-on public offerings and the effects of the share-based payments described in Note 9. At June 30, 2021 and December 31, 2020, Globus share premium amounted to $284,383 and $195,102, respectively.

On January 13, 2021, the remaining pre-funded warrants from the December 2020 Pre-Funded Warrants were exercised and 130,000 common shares, par value $0.004 per share were issued.

On January 27, 2021, the Company entered into a securities purchase agreement with certain unaffiliated institutional investors to issue (a) 2,155,000 common shares, par value $0.004 per share, (b) pre-funded warrants to purchase 445,000 common shares, par value $0.004 per share and (c) warrants (the “January 2021 Warrants”) to purchase 1,950,000 common shares, par value $0.004 per share, at an exercise price of $6.25 per share. Total proceeds, net of commission retained by the placement agent, amounted to $15,108, before issuance expenses of $120. All 445,000 pre-funded warrants were exercised subsequently with total proceeds of $5. No January 2021 Warrants have been exercised as of September 27, 2021.

The January 2021 Warrants are exercisable for a period of five and one-half years commencing on the date of issuance. The warrants will be exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. If a registration statement registering the issuance of the common shares underlying the warrants under the Securities Act is not effective, the holder may, in its sole discretion, elect to exercise the warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. If the Company does not issue the shares in a timely fashion, the warrant contains certain liquidated damages provisions.

On February 12, 2021, the Company entered into a securities purchase agreement with certain unaffiliated institutional investors to issue (a) 3,850,000 common shares par value $0.004 per share, (b) pre-funded warrants to purchase 950,000 common shares, par value $0.004 par value, and (c) warrants (the “February 2021 Warrants”) to purchase 4,800,000 common shares, par value $0.004 per share, at an exercise price of $6.25 per share. Total proceeds, net of commission retained by the placement agent, amounted, to $27,891, before issuance expenses of $152. All 950,000 pre-funded warrants were exercised subsequently with total proceeds of $10. No February 2021 Warrants have been exercised as of September 27, 2021.

The February 2021 Warrants are exercisable for a period of five and one-half years commencing on the date of issuance. The warrants will be exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. If a registration statement registering the issuance of the common shares underlying the warrants under the Securities Act is not effective, the holder may, in its sole discretion, elect to exercise the warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. If the Company does not issue the shares in a timely fashion, the warrant contains certain liquidated damages provisions.

On June 25, 2021, the Company entered into a securities purchase agreement with certain unaffiliated institutional investors to issue (a) 8,900,000 common shares par value $0.004 per share, (b) pre-funded warrants to purchase 1,100,000 common shares, par value $0.004 par value, and (c) warrants (the “June 2021 Warrants”) to purchase 10,000,000 common shares, par value $0.004 per share, at an exercise price of $5.00 per share. Total proceeds, net of commission retained by the placement agent, amounted to $46,581, before issuance expenses of approximately $129. As of June 30, 2021 550,000 pre-funded warrants were exercised and the total proceeds amounted to $5. The remaining 550,000 pre-funded warrants were exercised subsequently. No June 2021 Warrants have been exercised as of September 27, 2021.

The June 2021 Warrants are exercisable for a period of five and one-half years commencing on the date of issuance. The warrants will be exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. If a registration statement registering the issuance of the common shares underlying the warrants under the Securities Act is not effective, the holder may, in its sole discretion, elect to exercise the warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. If the Company does not issue the shares in a timely fashion, the warrant contains certain liquidated damages provisions.

As of June 30, 2021, the Company had issued 5,550 common shares pursuant to exercise of outstanding Class A Warrants as defined in the 2020 Annual Report and had 388,700 Class A Warrants outstanding to purchase an aggregate of 388,700 common shares.

6.       Share Capital and Share Premium (continued)

As of June 30, 2021, no PP Warrants as defined in the 2020 Annual Report had been exercised and the Company had 1,291,833 PP Warrants outstanding to purchase an aggregate of 1,291,833 common.

The Company’s warrants are classified in equity, following the Company’s assessment that warrants meet the equity classification criteria as per IAS 32.